Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost: $202,437 in 2019; $122,949 in 2018)	$ 208,061	$ 122,220
Equity securities, at fair value (cost: $21,563 in 2019; $27,188 in 2018)	22,368	25,171
Total investments	230,429	147,391
Cash and cash equivalents	14,405	9,525
Restricted cash	476	399
Accrued investment income	1,310	734
Premium receivable	33,878	18,633
Deferred policy acquisition costs	19,077	14,052
Reinsurance recoverable on unpaid losses and loss adjustment expenses	13,202	11,896
Reinsurance recoverable on paid losses and loss adjustment expenses	3,427	2,666
Prepaid reinsurance premium	22,467	18,284
Prepaid expenses and other assets	9,127	5,863
Property and equipment, net	886	947
Intangible assets	744	744
Total assets	349,428	231,134
Liabilities:
Accounts payable and other accrued liabilities	9,732	9,245
Reserve for losses and loss adjustment expenses	14,630	16,061
Unearned premiums	103,394	79,130
Ceded premium payable	16,927	10,607
Funds held under reinsurance treaty	1,729	720
Income and excise taxes payable	3,322
Deferred tax liabilities, net	58
Long-term notes payable		19,079
Total liabilities	149,792	134,842
Shareholder's equity:
Preferred stock, $0.0001 par value, 5,000,000 and 0 shares authorized as of June 30, 2019 and December 31, 2018, respectively, 0 shares issued and outstanding as of June 30, 2019 and December 31, 2018
Common stock, $0.0001 par value, 500,000,000 shares authorized, 23,468,750 and 17,000,000 shares issued and outstanding as of June 30, 2019 and December 31, 2018, respectively	2	2
Additional paid-in capital	179,189	68,498
Accumulated other comprehensive income (loss)	4,922	(563)
Retained earnings	15,523	28,355
Total shareholder's equity	199,636	96,292
Total liabilities and shareholder's equity	$ 349,428	$ 231,134